Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition - Merger Agreement [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Net Tangible Assets Acquired	$ (1,193,499)	$ (1,193,499)
Total Fair Value of Assets Acquired	9,919,501	11,113,000
Fair value of equity received		7,240,222
Liabilities assumed		2,978,152
Loans forgiven		605,311
Goodwill		913,184
Net working capital [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Net Tangible Assets Acquired	(1,186,622)	(1,186,622)
Right of Use Asset [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Net Tangible Assets Acquired	40,093	40,093
Lease Liability [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Net Tangible Assets Acquired	$ (46,970)	(46,970)
Brain Scientific Trade Name [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Total Fair Value of Assets Acquired		133,000
MemoryMD Trade Name [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Total Fair Value of Assets Acquired		533,000
Neurocap Trade Name [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Total Fair Value of Assets Acquired		188,000
Neuro EEG Trade Name [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Total Fair Value of Assets Acquired		11,000
Customer Relationships [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Total Fair Value of Assets Acquired		(29,000)
NeuroEEG Developed Technology [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Total Fair Value of Assets Acquired		35,000
NeuroCap Developed Technology [Member] | Merger Agreement [Member]
Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition [Line Items]
Total Fair Value of Assets Acquired		$ 10,242,000